Document and Entity Information	Aug. 05, 2024
Cover [Abstract]
Entity Registrant Name	Beachbody Company, Inc.
Amendment Flag	false
Entity Central Index Key	0001826889
Document Type	8-K
Document Period End Date	Aug. 05, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-39735
Entity Tax Identification Number	85-3222090
Entity Address, Address Line One	400 Continental Blvd
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	El Segundo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90245
City Area Code	(310)
Local Phone Number	883-9000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	BODI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false